Inventories (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Inventories

	2020		2019		2018
Refined products	59,971		50,563		33,583
Crude oil and natural gas	33,066		24,756		14,571
Products in process	1,966		2,259		1,177
Raw materials, packaging materials and others	5,134		2,901		3,993

	100,137	(1)	80,479	(1)	53,324	(1)

(1)	As of December 31, 2020, 2019 and 2018, the cost of inventories does not exceed their net realizable value.